Stock-Based Compensation - Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 1,133	$ 987	$ 919
Income tax benefits	(290)	(249)	(223)
Net stock-based compensation cost	843	738	695
Unrecognized compensation cost related to non-vested awards	$ 1,700
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 6 months
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 190	164	145
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	616	566	555
RD&E expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 328	$ 258	$ 218